Share-Based Compensation - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Oct. 31, 2020 shares	May 31, 2018 shares	Feb. 28, 2018 shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Oct. 15, 2020 $ / shares	Feb. 15, 2019 $ / shares	May 25, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	8,353,658		5,569,105
Exercise price for options | $ / shares									$ 1.7951	$ 1.7951	$ 1.7951
Total fair value of the vested share options				¥ 78,754,828	$ 12,069,705	¥ 82,265,991	¥ 33,410,913
Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		5,569,105
Options under the ESOP											27,845,526
Exercise price for options | $ / shares											$ 1.7951
Vesting period of options granted				4 years	4 years
Vesting term				Options under the Company’s plan vest over a total period of 4 years from the grant date, pursuant which 50% of the options will vest upon the second anniversary of the grant date and 25% of the options will vest upon the third anniversary and fourth anniversary of the grant date, respectively.	Options under the Company’s plan vest over a total period of 4 years from the grant date, pursuant which 50% of the options will vest upon the second anniversary of the grant date and 25% of the options will vest upon the third anniversary and fourth anniversary of the grant date, respectively.
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options				¥ 15,811,647				$ 2,423,241
Expense is expected to recognized over weighted-average period				11 months 1 day	11 months 1 day
Expense is expected to recognized over weighted-average remaining contractual period				7 years 4 months 24 days	7 years 4 months 24 days
Share-based Compensation Award, Tranche One [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage				50.00%	50.00%
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options				¥ 21,310,438				3,265,967
Expense is expected to recognized over weighted-average period				1 year 2 months 4 days	1 year 2 months 4 days
Expense is expected to recognized over weighted-average remaining contractual period				8 years 1 month 17 days	8 years 1 month 17 days
Share-based Compensation Award, Tranche Two [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage				25.00%	25.00%
Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options				¥ 67,260,904				$ 10,308,185
Expense is expected to recognized over weighted-average period				1 year 8 months 26 days	1 year 8 months 26 days
Expense is expected to recognized over weighted-average remaining contractual period				9 years 9 months 14 days	9 years 9 months 14 days
Share-based Compensation Award, Tranche Three [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage				25.00%	25.00%